Third Quarter Report
May 31, 2023 (Unaudited)
Multi-Manager International Equity Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Argentina 1.7%
MercadoLibre, Inc.(a)	29,455	36,494,745
Australia 0.5%
Aurizon Holdings Ltd.	25,745	59,591
BHP Group Ltd., ADR	63,988	3,512,941
Cochlear Ltd.	32,277	5,108,232
Estia Health	461,280	750,738
GrainCorp Ltd.	161,508	801,133
Treasury Wine Estates Ltd.	138,024	1,042,838
Total		11,275,473
Austria 0.2%
Erste Group Bank AG	14,525	471,848
OMV AG	63,123	2,819,613
Wienerberger AG	40,580	1,148,972
Total		4,440,433
Belgium 0.9%
Anheuser-Busch InBev SA/NV	367,812	19,620,929
Proximus SADP	164,188	1,274,391
Total		20,895,320
Brazil 0.6%
Banco Bradesco SA, ADR	1,338,421	4,122,337
Petroleo Brasileiro SA, ADR	457,463	5,279,123
Petroleo Brasileiro SA, ADR	341,818	3,513,889
Total		12,915,349
Canada 2.5%
AbCellera Biologics, Inc.(a)	289,836	2,020,157
Alimentation Couche-Tard, Inc.	228,192	11,049,031
Canadian National Railway Co.	83,501	9,414,853
Constellation Software, Inc.	5,749	11,722,497
Lumine Group, Inc.(a),(b)	282,414	4,160,795
Shopify, Inc., Class A(a)	148,262	8,479,104
Topicus.com, Inc.(a)	113,513	8,054,197
Total		54,900,634
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.2%
Agricultural Bank of China Ltd., Class H	3,074,000	1,158,416
Alibaba Group Holding Ltd.(a)	563,032	5,603,508
Baidu, Inc., ADR, Class A(a)	750	92,137
Beijing Capital International Airport Co., Ltd., Class H(a)	5,528,000	3,856,573
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	8,750	16,783
China Communications Services Corp., Ltd., Class H	348,000	165,502
China Construction Bank Corp., Class H	2,693,000	1,722,662
China Minsheng Banking Corp. Ltd., Class H	553,500	219,041
China Railway Signal & Communication Corp., Ltd., Class H	3,197,000	1,306,261
Hangzhou Steam Turbine Power Group Co., Ltd., Class B(a)	43,600	52,087
Industrial & Commercial Bank of China Ltd., Class H	805,000	429,903
Kingboard Chemical Holdings Ltd.	137,500	370,484
Meituan, Class B(a)	323,070	4,536,315
PICC Property & Casualty Co., Ltd., Class H	302,000	360,259
Ping An Insurance Group Co. of China Ltd., Class H	1,018,500	6,463,595
Tencent Holdings Ltd.	367,300	14,535,656
Tencent Music Entertainment Group, ADR(a)	982,141	6,816,059
WuXi Biologics Cayman, Inc.(a)	397,000	2,032,551
Total		49,737,792
Denmark 2.3%
Ambu A/S(a)	251,402	3,954,526
AP Moller - Maersk A/S, Class A	778	1,308,797
AP Moller - Maersk A/S, Class B	1,115	1,876,532
Chr. Hansen Holding A/S	100,274	7,296,973
DSV A/S	73,427	14,197,772
Novo Nordisk A/S, ADR	19,980	3,205,991
Novo Nordisk A/S, Class B	62,756	10,099,388
Novozymes AS, Class B	186,656	9,021,224
Total		50,961,203
2	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.8%
KONE OYJ, Class B	200,988	10,223,976
Nordea Bank	181,450	1,787,344
Nordea Bank Abp	522,777	5,160,486
Total		17,171,806
France 10.2%
Air Liquide SA	53,036	8,886,328
Alstom SA	629,343	17,368,596
AXA SA	487,123	13,810,271
BNP Paribas SA	163,863	9,526,714
Carrefour SA	481,933	8,869,683
Christian Dior SE	743	616,765
Credit Agricole SA	66,932	769,413
Danone SA	560,598	33,181,190
Dassault Systemes SE	367,191	16,188,477
Edenred	242,008	15,577,841
Engie SA	742,015	11,157,393
Kering SA	31,775	16,988,880
Nexans SA	50,443	3,893,601
Orange SA	609,272	7,276,715
Sanofi	139,344	14,216,856
Sanofi, ADR	99,187	5,060,521
Sartorius Stedim Biotech	23,204	6,116,925
TotalEnergies SE	269,089	15,184,913
TotalEnergies SE, ADR	114,229	6,431,093
Valeo	257,153	4,948,633
VINCI SA	93,911	10,698,062
Total		226,768,870
Germany 9.5%
Allianz SE, Registered Shares	93,304	19,980,921
Bayer AG, Registered Shares	221,119	12,340,730
Bayerische Motoren Werke AG	139,061	15,165,343
Beiersdorf AG	16,006	2,042,520
Beiersdorf AG, ADR	10,129	257,428
BioNTech SE, ADR	47,560	4,997,605
Continental AG	5,345	356,766
Deutsche Boerse AG	84,990	14,700,192
Deutsche Post AG	134,221	6,052,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Telekom AG, Registered Shares	949,865	21,073,278
E.ON SE	150,044	1,819,029
Fresenius Medical Care AG & Co. KGaA	30,955	1,325,104
Fresenius SE & Co. KGaA	54,215	1,486,690
Henkel AG & Co. KGaA	37,852	2,719,495
Mercedes-Benz Group AG, Registered Shares	140,192	10,479,853
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,622	8,091,716
Rational AG	17,400	11,694,298
RWE AG	275,877	11,552,953
SAP SE	368,510	48,321,151
Scout24 SE	255,146	16,390,604
Total		210,848,218
Hong Kong 1.9%
AIA Group Ltd.	2,419,800	23,262,021
ASMPT Ltd.	116,500	991,498
China Taiping Insurance Holdings Co., Ltd.	317,800	330,782
CK Hutchison Holdings Ltd.	245,500	1,480,042
CK Hutchison Holdings Ltd., ADR	4,406	26,436
Futu Holdings Ltd., ADR(a)	57,708	2,127,117
Genertec Universal Medical Group Co., Ltd.	981,500	583,830
Hong Kong Exchanges and Clearing Ltd.	231,280	8,469,953
Jardine Matheson Holdings Ltd.	33,100	1,587,181
Lenovo Group Ltd.	528,000	496,352
Sands China Ltd.(a)	572,400	1,856,176
WH Group Ltd.	350,000	182,977
Total		41,394,365
Ireland 3.4%
CRH PLC	372,500	17,668,922
Kingspan Group PLC	70,382	4,685,446
Kingspan Group PLC	138,469	9,335,727
Ryanair Holdings PLC, ADR(a)	422,837	44,431,712
Total		76,121,807
Israel 0.2%
Bank Hapoalim BM	22,181	178,556
Bank Leumi Le-Israel BM	80,660	565,654
Bezeq Israeli Telecommunication Corp., Ltd.	92,275	115,382
Check Point Software Technologies Ltd.(a)	28,507	3,557,959
Mizrahi Tefahot Bank Ltd.	7,805	250,425

Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Plus500 Ltd.	9,943	178,355
ZIM Integrated Shipping Services Ltd.	3,007	38,279
Total		4,884,610
Italy 3.6%
Assicurazioni Generali SpA	7,190	136,588
Azimut Holding SpA	35,172	702,167
Banca Mediolanum SpA	21,469	181,798
Enel SpA	4,007,039	25,220,315
ENI SpA	833,106	11,085,935
ENI SpA, ADR	76,442	2,030,299
FinecoBank Banca Fineco SpA	714,408	9,543,182
Poste Italiane SpA	25,199	261,939
Technoprobe SpA(a)	576,285	4,527,534
UniCredit SpA	1,328,730	25,620,936
Total		79,310,693
Japan 16.6%
Aeon Co., Ltd.	20,300	401,486
AGC, Inc.	43,000	1,566,250
Air Water, Inc.	1,100	14,411
Alfresa Holdings Corp.	20,900	312,976
Anritsu Corp.	224,000	1,927,525
Asahi Group Holdings Ltd.	80,600	3,126,445
Asahi Yukizai Corp.	10,000	266,768
Astellas Pharma, Inc.	97,900	1,548,989
Awa Bank Ltd. (The)	5,200	73,718
Brother Industries Ltd.	70,400	1,020,059
Canon, Inc.	233,100	5,777,831
Chori Co., Ltd.	18,000	329,602
Chubu Electric Power Co., Inc.	282,500	3,374,602
Dai Nippon Toryo Co., Ltd.	13,700	85,344
Daicel Corp.	248,800	2,108,727
Dai-ichi Life Holdings, Inc.	238,900	4,086,083
Daiken Corp.	8,300	129,293
Daikoku Denki Co., Ltd.	6,800	135,622
Denso Corp.	207,373	12,768,846
Disco Corp.	300	43,640
EDION Corp.	7,100	70,789
Electric Power Development Co., Ltd.	176,800	2,603,151
ENEOS Holdings, Inc.	164,400	546,018
Common Stocks (continued)
Issuer	Shares	Value ($)
Enomoto Co., Ltd.	73,800	865,741
FANUC Corp.	876,450	29,977,967
Fast Retailing Co., Ltd.	7,600	1,776,719
FUJIFILM Holdings Corp.	88,100	5,384,164
Fujitsu Ltd.	34,200	4,338,618
Furukawa Electric Co., Ltd.	47,300	806,461
Hakuhodo DY Holdings, Inc.	30,300	317,011
Hitachi Ltd.	21,800	1,254,645
Hokkaido Electric Power Co., Inc.(a)	43,200	177,383
Honda Motor Co., Ltd.	468,900	13,342,422
Honda Motor Co., Ltd. ADR	18,004	511,494
Hoya Corp.	14,300	1,792,801
Hoya Corp., ADR	4,532	566,568
Idemitsu Kosan Co., Ltd.	10,500	203,600
Inpex Corp.	1,039,000	10,917,263
ITOCHU ENEX Co., Ltd.	44,900	373,073
ITOCHU Techno-Solutions Corp.	3,900	101,423
Iwaki Co., Ltd.	32,400	292,437
Japan Exchange Group, Inc.	524,703	8,568,078
Japan Petroleum Exploration Co., Ltd.	4,700	138,538
Japan Post Holdings Co., Ltd.	123,300	869,406
Kajima Corp.	126,700	1,773,644
Kamigumi Co., Ltd.	2,800	62,286
Kao Corp.	91,500	3,188,656
Kawasaki Heavy Industries Ltd.	30,300	632,970
KDDI Corp.	72,000	2,219,870
Keyence Corp.	34,600	16,773,316
Kirin Holdings Co., Ltd.	315,800	4,713,329
Kissei Pharmaceutical Co., Ltd.	30,900	627,076
Konoike Transport Co., Ltd.	7,600	82,342
Kyocera Corp.	91,300	5,179,466
Kyocera Corp., ADR	16,923	943,119
Mazda Motor Corp.	28,200	239,231
Mebuki Financial Group, Inc.	367,600	863,551
Megmilk Snow Brand Co., Ltd.	37,500	500,711
Mitsubishi Corp.	110,000	4,397,802
Mitsubishi Electric Corp.	466,100	6,067,010
Mitsubishi Heavy Industries Ltd.	16,500	695,498
Mitsubishi Pencil Co., Ltd.	28,900	342,918

4	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsui & Co., Ltd.	101,700	3,204,570
Mitsui Chemicals, Inc.	57,000	1,436,751
Mitsui OSK Lines Ltd.	151,900	3,454,537
Mixi, Inc.	36,300	709,663
MonotaRO Co., Ltd	596,580	8,272,428
MS&AD Insurance Group Holdings, Inc.	32,100	1,099,943
Murata Manufacturing Co., Ltd.	315,800	18,457,302
NEC Corp.	10,600	497,466
NGK Insulators Ltd.	66,800	804,932
NH Foods Ltd.	7,400	201,655
Nidec Corp.	118,644	5,879,410
Nintendo Co., Ltd.	176,950	7,514,004
Nippon Express Holdings, Inc.	3,800	213,067
Nippon Sanso Holdings Corp.	60,900	1,245,400
Nippon Steel Corp.	31,300	609,391
Nippon Telegraph & Telephone Corp.	107,300	3,048,472
Nippon Yusen KK	225,500	4,799,054
Nissan Motor Co., Ltd.	102,900	383,237
Nitto Denko Corp.	34,700	2,467,355
Nomura Holdings, Inc.	6,100	21,438
NS United Kaiun Kaisha Ltd.	6,100	144,109
Obic Co., Ltd.	3,200	517,621
Okinawa Electric Power Co., Inc. (The)(a)	51,600	432,055
Okumura Corp.	48,500	1,331,240
ORIX Corp.	159,400	2,709,524
Osaka Gas Co., Ltd.	96,300	1,526,717
Otsuka Corp.	1,900	71,560
Otsuka Holdings Co., Ltd.	16,500	612,179
Panasonic Holdings Corp.	103,500	1,081,025
Press Kogyo Co., Ltd.	64,300	256,799
Qol Holdings Co., Ltd.	27,500	310,214
Renesas Electronics Corp.(a)	12,600	203,933
Ricoh Co., Ltd.	104,200	869,255
Rohm Co., Ltd.	3,600	303,807
San-Ai Obbli Co., Ltd.	38,500	383,714
Sanshin Electronics Co., Ltd.	4,600	66,319
SCSK Corp.	15,000	237,224
Seikitokyu Kogyo Co., Ltd.	83,600	763,957
Seiko Epson Corp.	176,800	2,681,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Seino Holdings Corp.	12,100	137,138
Seven & I Holdings Co., Ltd.	3,900	163,263
Shikoku Electric Power Co., Inc.(a)	86,700	598,989
Shimadzu Corp.	4,000	123,703
Shimano, Inc.	51,533	8,078,007
Shin-Etsu Chemical Co., Ltd.	248,000	7,635,013
Shiseido Co., Ltd.	236,047	10,719,202
SMC Corp.	19,688	10,555,497
SoftBank Corp.	12,400	132,138
Sojitz Corp.	139,600	2,791,202
Sompo Holdings, Inc.	41,100	1,670,807
Sony Group Corp.	166,023	15,569,701
Starzen Co., Ltd.	2,300	37,175
Sumco Corp.	375,100	5,339,297
Sumitomo Chemical Co., Ltd.	193,000	574,703
Sumitomo Corp.	25,800	486,932
Sumitomo Mitsui Financial Group, Inc.	217,800	8,838,688
Suntory Beverage & Food Ltd.	44,100	1,622,071
Suzuken Co., Ltd.	64,600	1,620,422
Taisho Pharmaceutical Holdings Co., Ltd.	4,800	178,784
Takara Standard Co., Ltd.	14,500	177,676
Takeda Pharmaceutical Co., Ltd.	431,500	13,732,956
Tama Home Co., Ltd.	20,300	506,902
Tokai Rika Co., Ltd.	4,600	62,566
Tokuyama Corp.	4,400	67,882
Tokyo Electric Power Co. Holdings, Inc.(a)	81,300	280,745
Tokyo Electron Ltd.	98,300	13,369,348
Tokyo Gas Co., Ltd.	174,500	3,717,717
Tokyotokeiba Co., Ltd.	8,800	250,780
Toppan Printing Co., Ltd.	11,400	243,532
Toray Industries, Inc.	530,900	2,800,492
Tosoh Corp.	6,600	75,820
Toyo Seikan Group Holdings Ltd.	23,900	361,769
Toyota Tsusho Corp.	10,600	465,605
Trend Micro, Inc.	3,500	166,439
Tsubakimoto Chain Co.	6,200	146,462
Wakita & Co., Ltd.	4,400	41,061
Yamaha Motor Co., Ltd.	13,200	324,753
Yamaichi Electronics Co., Ltd.	6,800	101,011

Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Yamazen Corp.	66,700	486,386
Yokogawa Electric Corp.	9,900	186,418
Yokohama Rubber Co., Ltd. (The)	4,400	92,355
Yuasa Trading Co., Ltd.	14,000	420,607
ZOZO, Inc.	9,900	202,086
Total		368,173,430
Netherlands 6.9%
Adyen NV(a)	7,623	12,485,271
Akzo Nobel NV	211,848	15,968,715
ASML Holding NV	48,662	35,198,515
ASML Holding NV	6,393	4,621,691
ASR Nederland NV	12,409	528,831
EXOR NV	95,894	7,963,555
IMCD NV	97,523	14,700,392
ING Groep NV	1,160,851	14,302,947
Koninklijke Philips NV	819,744	15,487,096
Prosus NV(a)	89,067	5,869,923
Shell PLC	442,757	12,172,714
Shell PLC	177,091	4,950,863
Stellantis NV	381,518	5,815,817
Stellantis NV	198,845	3,030,089
Wolters Kluwer NV, ADR	2,199	253,127
Total		153,349,546
Norway 0.6%
Aker Carbon Capture ASA(a)	3,832,058	4,302,684
Equinor ASA	52,687	1,337,357
Equinor ASA, ADR	96,750	2,450,677
Norsk Hydro ASA	64,690	391,525
Orkla	4,713	33,926
Telenor ASA	30,670	315,375
Yara International ASA	94,485	3,530,807
Total		12,362,351
Panama 0.4%
Copa Holdings SA, Class A	88,323	9,279,214
Portugal 0.0%
Jeronimo Martins SGPS SA	14,252	344,420
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation —%
Gazprom PJSC(c),(d),(e),(f)	1,247,200	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
Magnit PJSC(a),(c),(d),(f)	63,585	—
MMC Norilsk Nickel PJSC(c),(d),(f)	20,201	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(f),(g)	436,630	0
Total		0
Singapore 0.3%
United Overseas Bank Ltd.	283,500	5,857,359
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	1,763,888
Total		7,621,247
South Africa 0.4%
Discovery Ltd.(a)	1,260,434	8,465,003
South Korea 3.4%
Coupang, Inc.(a)	411,587	6,420,757
Hana Financial Group, Inc.	44,584	1,390,795
Samsung Electronics Co., Ltd.	600,784	32,232,340
Samsung Electronics Co., Ltd. GDR	16,140	21,832,977
SK Hynix, Inc.	173,804	14,174,313
Total		76,051,182
Spain 3.2%
Aena SME SA	75,690	11,876,332
Amadeus IT Group SA, Class A(a)	413,277	29,658,841
Banco Bilbao Vizcaya Argentaria SA	282,661	1,858,408
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	246,762
Banco Santander SA	780,667	2,550,462
Banco Santander SA, ADR	86,717	278,362
Iberdrola SA	659,961	8,059,328
Industria de Diseno Textil SA	261,914	8,762,535
Mapfre SA	150,458	296,244
Repsol SA	317,486	4,302,707
Repsol SA, ADR	4,279	57,831
Telefonica SA	510,253	2,173,047
Total		70,120,859

6	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.2%
Atlas Copco AB, Class B	1,462,687	18,472,182
Epiroc AB, Class B	725,960	10,991,130
Essity AB, Class B	117,642	3,132,847
H & M Hennes & Mauritz AB	191,402	2,391,422
MIPS AB	97,526	4,892,136
Swedbank AB, Class A	326,872	5,021,835
Telia Co. AB	1,967,048	4,586,929
Total		49,488,481
Switzerland 4.7%
Cie Financiere Richemont SA, Class A, Registered Shares	146,118	23,264,246
Landis+Gyr Group AG(a)	3,877	343,065
Nestlé SA, Registered Shares	148,403	17,591,143
Novartis AG, Registered Shares	292,270	28,013,122
Swatch Group AG (The)	15,549	4,633,989
Swatch Group AG (The), Registered Shares	13,138	738,425
Swiss Life Holding AG, Registered Shares	3,595	2,079,960
Swiss Re AG	116,463	11,675,090
UBS AG	143,940	2,744,265
Wizz Air Holdings PLC(a)	110,412	3,835,795
Zurich Insurance Group AG	18,152	8,498,441
Total		103,417,541
Taiwan 1.5%
Sea Ltd. ADR(a)	99,931	5,737,039
Taiwan Semiconductor Manufacturing Co., Ltd.	1,463,400	26,484,367
Total		32,221,406
Turkey 0.4%
Haci Omer Sabanci Holding AS	826,929	1,538,256
KOC Holding AS	380,488	1,444,295
Turk Hava Yollari AO(a)	741,496	5,136,282
Turkiye Garanti Bankasi AS	619,004	800,230
Turkiye Is Bankasi AS	1,687,416	909,883
Total		9,828,946
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.6%
Anglo American PLC	166,636	4,590,536
AstraZeneca PLC	112,032	16,317,531
AstraZeneca PLC	7,140	1,039,319
AstraZeneca PLC, ADR	136	9,939
Barclays Bank PLC	9,134,698	17,251,561
Barclays Bank PLC, ADR	236,383	1,777,600
BP PLC	3,583,095	20,129,918
BP PLC, ADR	339,577	11,447,141
British American Tobacco PLC	279,271	8,840,210
Compass Group PLC	477,810	13,094,007
Diageo PLC	305,315	12,692,723
Experian PLC	354,638	12,512,519
GSK PLC	734,845	12,333,801
GSK PLC, ADR	405,404	13,621,574
Legal & General Group PLC	1,180,613	3,355,720
Oxford Nanopore Technologies PLC(a)	1,129,319	3,795,814
Prudential PLC	1,362,543	17,903,533
Reckitt Benckiser Group PLC	288,767	22,454,979
RELX PLC	393,170	12,296,259
RELX PLC	270,670	8,460,601
Rio Tinto PLC	533,820	31,544,260
Rolls-Royce Holdings PLC(a)	20,650,374	36,892,074
Shell PLC, ADR	96,197	5,387,032
Unilever PLC	286,369	14,328,485
Total		302,077,136
United States 2.2%
Roche Holding AG, Genusschein Shares	128,158	40,819,463
Spotify Technology SA(a)	49,620	7,388,418
Tenaris SA, ADR	10,145	251,190
Total		48,459,071
Total Common Stocks (Cost $1,949,315,866)		2,149,381,151

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI Eurozone ETF	78,062	3,444,876
Total Exchange-Traded Equity Funds (Cost $3,090,539)		3,444,876

Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	783,100	4,047,244
Germany 0.7%
BMW AG	2,878	296,293
Henkel AG & Co. KGaA	88,976	7,101,481
Porsche Automobil Holding SE(a)	10,386	578,507
Volkswagen AG	67,423	8,446,868
Total		16,423,149
Total Preferred Stocks (Cost $20,018,957)		20,470,393

Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	54,064
Total Warrants (Cost $11,703)		54,064

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(h),(i)	32,384,830	32,368,638
Total Money Market Funds (Cost $32,367,660)		32,368,638
Total Investments in Securities (Cost $2,004,804,725)		2,205,719,122
Other Assets & Liabilities, Net		12,859,551
Net Assets		$2,218,578,673

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $4,160,795, which represents 0.19% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
Magnit PJSC	05/23/2018-11/22/2021	63,585	5,002,872	—
MMC Norilsk Nickel PJSC	08/07/2019-11/22/2021	20,201	4,978,804	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,453	—
			20,997,203	—

(e)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(f)	Valuation based on significant unobservable inputs.
(g)	On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2023.
8	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	72,917,032	475,777,030	(516,320,656)	(4,768)	32,368,638	10,329	1,285,333	32,384,830
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT302_08_N01_(07/23)